MORGAN STANLEY DEAN WITTER
INSURED MUNICIPAL SECURITIES                            Two World Trade Center,
LETTER TO THE SHAREHOLDERS April 30, 2001               New York, New York 10048


DEAR SHAREHOLDER:

During the six-month period ended April 30, 2001, the U.S. economy began to show signs of a slowdown as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined. Earlier fears about inflation were replaced with concerns over weakening asset prices. The change in market psychology was reinforced last December when comments by Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. These comments sparked a strong year-end rally in the fixed-income markets that lowered interest rates across the yield curve. Between January and April 2001, the Fed followed through by lowering the federal funds rate in four 50-basis-point moves from 6.50 to
4.50 percent. Subsequent to the end of the reporting period, on May 15, 2001, the Federal Reserve lowered rates an additional 50 basis points.

MUNICIPAL MARKET CONDITIONS

The yield of the long-term insured municipal bond index stabilized near 5.25 percent during the first three months of 2001. This level was nearly 75 basis points lower than a year ago. However, yields rose in April when economic data proved more favorable than expected. The index closed the month at a yield of
5.45 percent. As the Federal Reserve began to ease monetary policy, the yield pickup for extending tax-exempt maturities from one to 30 years jumped from 150 to 240 basis points. The California electric crisis has adversely affected California municipal bond yields. Whereas yields on California bonds were substantially lower than national levels six months ago, they were at or above national levels by the end of April.

Historically, the ratios of municipal yields as a percentage of Treasury yields have been used to track the relationship between the two markets. The ratio of 30-year insured municipals to Treasuries declined slightly, to

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

95 percent, during the first half of the fiscal year. Over the past three years this ratio has ranged between 86 and 100 percent.

Lower interest rates have led to a resurgence in new-issue supply. During the first four months of 2001, new-issue volume increased 36 percent, to $77 million. For all of calendar year 2000 total new-issue volume was $200 billion.

[GRAPHIC OMITTED]

            30-YEAR BOND YIELDS 1995-2001

  Date          AAA Ins        Tsy         % Relationship
  ----          -------        ---         --------------
12/30/94         6.75          7.88             85.66%
01/31/95         6.40          7.70             83.12%
02/28/95         6.15          7.44             82.66%
03/31/95         6.15          7.43             82.77%
04/28/95         6.20          7.34             84.47%
05/31/95         5.80          6.66             87.09%
06/30/95         6.10          6.62             92.15%
07/31/95         6.10          6.86             88.92%
08/31/95         6.00          6.66             90.09%
09/29/95         5.95          6.48             91.82%
10/31/95         5.75          6.33             90.84%
11/30/95         5.50          6.14             89.58%
12/29/95         5.35          5.94             90.07%
01/31/96         5.40          6.03             89.55%
02/29/96         5.60          6.46             86.69%
03/29/96         5.85          6.66             87.84%
04/30/96         5.95          6.89             86.36%
05/31/96         6.05          6.99             86.55%
06/28/96         5.90          6.89             85.63%
07/31/96         5.85          6.97             83.93%
08/30/96         5.90          7.11             82.98%
09/30/96         5.70          6.93             82.25%
10/31/96         5.65          6.64             85.09%
11/29/96         5.50          6.35             86.61%
12/31/96         5.60          6.63             84.46%
01/31/97         5.70          6.79             83.95%
02/28/97         5.65          6.80             83.09%
03/31/97         5.90          7.10             83.10%
04/30/97         5.75          6.94             82.85%
05/30/97         5.65          6.91             81.77%
06/30/97         5.60          6.78             82.60%
07/30/97         5.30          6.30             84.13%
08/31/97         5.50          6.61             83.21%
09/30/97         5.40          6.40             84.38%
10/31/97         5.35          6.15             86.99%
11/30/97         5.30          6.05             87.60%
12/31/97         5.15          5.92             86.99%
01/31/98         5.15          5.80             88.79%
02/28/98         5.20          5.92             87.84%
03/31/98         5.25          5.93             88.53%
04/30/98         5.35          5.95             89.92%
05/29/98         5.20          5.80             89.66%
06/30/98         5.20          5.65             92.04%
07/31/98         5.18          5.71             90.72%
08/31/98         5.03          5.27             95.45%
09/30/98         4.95          5.00             99.00%
10/31/98         5.05          5.16             97.87%
11/30/98         5.00          5.06             98.81%
12/31/98         5.05          5.10             99.02%
01/31/99         5.00          5.09             98.23%
02/28/99         5.10          5.58             91.40%
03/31/99         5.15          5.63             91.47%
04/30/99         5.20          5.66             91.87%
05/31/99         5.30          5.83             90.91%
06/30/99         5.47          5.96             91.78%
07/31/99         5.55          6.10             90.98%
08/31/99         5.75          6.06             94.88%
09/30/99         5.85          6.05             96.69%
10/31/99         6.03          6.16             97.89%
11/30/99         6.00          6.29             95.39%
12/31/99         5.97          6.48             92.13%
01/31/00         6.18          6.49             95.22%
02/29/00         6.04          6.14             98.37%
03/31/00         5.82          5.83             99.83%
04/30/00         5.91          5.96             99.16%
05/31/00         5.91          6.01             98.34%
06/30/00         5.84          5.90             98.98%
07/31/00         5.73          5.78             99.13%
08/31/00         5.62          5.67             99.12%
09/30/00         5.74          5.89             97.45%
10/31/00         5.65          5.79             97.58%
11/30/00         5.55          5.61             98.93%
12/31/00         5.27          5.46             96.52%
01/31/01         5.30          5.50             96.36%
02/28/01         5.27          5.31             99.25%
03/31/01         5.26          5.44             96.69%
04/30/01         5.45          5.79             94.13%

SOURCE: MUNICIPAL MARKET DATA - A DIVISION OF THOMSON FINANCIAL MUNICIPAL GROUP AND BLOOMBERG L.P.


PERFORMANCE

During the six-month period ended April 30, 2001, the net asset value (NAV) of Morgan Stanley Dean Witter Insured Municipal Securities (IMS) increased from $15.16 to $15.40 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.39 per share and a long-term capital gain distribution of $0.0114 per share, the Trust's total NAV return was 4.49 percent. IMS's value on the New York Stock

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 2001, continued


Exchange (NYSE) increased from $13.5625 to $14.45 per share during this period. Based on this change plus reinvestment of distributions, IMS's total market return was 9.59 percent. As of April 30, 2001, IMS's share price was at a 6.17 percent discount to its NAV.

Monthly dividends for the second quarter of 2001, declared in March, were unchanged at $0.065 per share. The Trust's level of undistributed net investment income was $0.077 per share on April 30, 2001, versus $0.075 per share six months earlier.

PORTFOLIO STRUCTURE

The Trust's net assets of $124.1 million were diversified among 12 long-term sectors and 41 credits. Issues in the refunded bond category comprised 12 percent of net assets. These bonds have been refinanced and will be redeemed on the dates shown in the portfolio. At the end of April, the portfolio's average maturity was 18 years. Average duration, a measure of sensitivity to interest-rate changes, was 6.6 years. The accompanying charts provide current information on the portfolio's credit enhancements, maturity distribution and sector concentrations. Optional redemption provisions are also shown by year of the call and their respective cost (book) yields.

LOOKING AHEAD

The slower pace of economic growth and the Federal Reserve Board's shift to an easing bias in its monetary policy should create a favorable backdrop for fixed-income investments. In this environment, tax-free income and relative attractiveness versus Treasuries continue to offer good long-term value to municipal investors.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended April 30, 2001, the Trust purchased and retired 110,000 shares of common stock at a weighted average market discount of 8.43 percent.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 2001, continued


We appreciate your ongoing support of Morgan Stanley Dean Witter Insured Municipal Securities and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ CHARLES A. FIUMEFREDDO              /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                  MITCHELL M. MERIN
Chairman of the Board                   President

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

[GRAPHIC OMITTED]

LARGEST SECTORS as of April 30, 2001
(% of Net Assets)


Electric                  20%
Transportation            14%
Refunded                  12%
Water & Sewer             10%
Hospital                  10%
General Obligation         9%
Education                  6%


Portfolio structure is subject to change.

[GRAPHIC OMITTED]

CREDIT ENHANCEMENTS as of April 30, 2001
(% of Total Long-Term Portfolio)

Ambac          35%
MBIA           33%
FGIC           22%
FSA             7%
Connie Lee      3%


Portfolio structure is subject to change.

[GRAPHIC OMITTED]

DISTRIBUTION BY MATURITY
   (% OF NET ASSETS)

Weighted Average Maturity: 18 Years

Under 1 Year     2.2%
1-5 Years       10.5%
5-10 Years       1.7%
10-20 Years     39.3%
20-30 Years     38.5%
30 + Years       6.0%


Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 2001, continued


                                [GRAPHIC OMITTED]

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                 APRIL 30, 2001

                                       WEIGHTED AVERAGE CALL PROTECTION: 5 YEARS

                                 BONDS CALLABLE


 0%     5%     17%    45%    0%     0%     0%     2%     14%    11%    6%
----   ----   ----   ----   ----   ----   ----   ----   ----   ----   -----
2001   2002   2003   2004   2005   2006   2007   2008   2009   2010   2011+


                                               WEIGHTED AVERAGE BOOK YIELD: 6.0%

                               COST (BOOK) YIELD*


0.0%   6.2%   6.2%   6.2%   0.0%   0.0%   0.0%   6.3%   5.6%   5.5%   5.7%
----   ----   ----   ----   ----   ----   ----   ----   ----   ----   -----
2001   2002   2003   2004   2005   2006   2007   2008   2009   2010   2011+


* Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before Trust operating expenses. For example, the Trust is earning a book yield of 6.2% on 5% of the long-term portfolio that is callable in 2002.

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                                 COUPON    MATURITY
 THOUSANDS                                                                                  RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (96.0%)
            General Obligation (9.0%)
 $   2,000  California, Refg Dtd 10/01/98 Refg (MBIA) .................................. 4.50 %     10/01/28    $  1,691,500
     5,000  Washoe County School District, Nevada, Ltd Tax Ser 04/01/94 A (MBIA) ....... 5.75       06/01/13       5,339,300
     4,000  Houston, Texas, Refg Ser 2000 (FSA) ........................................ 5.75       03/01/17       4,163,760
 ---------                                                                                                      ------------
    11,000                                                                                                        11,194,560
 ---------                                                                                                      ------------
            Educational Facilities Revenue (5.6%)
     2,000  District of Columbia, National Academy of Sciences Ser 1999 A (Ambac) ...... 5.00       01/01/19       1,898,580
     2,000  New York State Dormitory Authority, Fordham University Ser 1994 (FGIC) ..... 5.50       07/01/23       2,015,020
     1,000  Ohio University, General Receipts Ser 1999 (FSA) ........................... 5.25       12/01/19         995,250
     2,000  Rhode Island Health & Educational Building Corporation, Providence
              College Ser 1993 (MBIA) .................................................. 5.60       11/01/22       2,014,680
 ---------                                                                                                      ------------
     7,000                                                                                                         6,923,530
 ---------                                                                                                      ------------
            Electric Revenue (20.2%)
     4,000  Anchorage, Alaska, Refg Ser 1993 (MBIA) .................................... 6.20       12/01/13       4,228,880
     3,000  Municipal Electric Authority of Georgia, Power Ser EE (Ambac) .............. 6.00       01/01/22       3,110,700
     3,400  Kansas City, Kansas, Utility Refg & Impr Ser 1994 (FGIC) ................... 6.375      09/01/23       3,657,108
     2,000  Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993 (MBIA) ...... 5.375      01/01/25       2,003,840
     4,000  Utah Municipal Power Agency, Refg Ser 1993 A (FGIC) ........................ 5.25       07/01/18       3,955,120
     5,000  Bedford, Virginia, Hydro Ser 1994 (Ambac) .................................. 5.25       06/01/25       4,963,300
     3,000  Tacoma, Washington, Refg 1994 (FGIC) ....................................... 6.25       01/01/15       3,204,120
 ---------                                                                                                      ------------
    24,400                                                                                                        25,123,068
 ---------                                                                                                      ------------
            Hospital Revenue (9.9%)
     3,000  Morgan County - Decatur Health Care Authority, Alabama, Decatur
              General Hospital Ser 1994 (Connie Lee) ................................... 6.375      03/01/24       3,131,820
     3,000  Volusia County Health Facilities Authority, Florida, Memorial Health
              Refg & Impr Ser 1994 (Ambac) ............................................. 5.75       11/15/20       3,068,340
     3,000  Massachusetts Health & Educational Facilities Authority, Lahey Clinic
            Medical Center Ser B (MBIA) ................................................ 5.375      07/01/23       2,959,620
     3,000  New Hampshire Higher Educational & Health Facilities Authority,
              Hitchcock Clinic Ser 1994 (MBIA) ......................................... 6.00       07/01/24       3,079,980
 ---------                                                                                                      ------------
    12,000                                                                                                        12,239,760
 ---------                                                                                                      ------------
            Industrial Development/Pollution Control Revenue (4.7%)
     5,550  Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc
 ---------    Ser 1992 (AMT) (MBIA) .................................................... 6.55       12/01/22       5,812,626
                                                                                                                ------------
            Mortgage Revenue - Multi-Family (2.5%)
     3,000  Los Angeles Community Redevelopment Agency, California, Refg
 ---------    Ser 1994 A (Ambac) ....................................................... 6.55       01/01/27       3,135,120
                                                                                                                ------------
            Public Facilities Revenue (1.7%)
     2,000  Michigan Municipal Bond Authority, Ser 1994 A (FGIC) ....................... 6.00       12/01/13       2,144,060
 ---------                                                                                                      ------------
            Recreational Facilities Revenue (0.8%)
     1,000  Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac) .......................... 5.25       12/01/32         974,520
 ---------                                                                                                      ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                     COUPON      MATURITY
 THOUSANDS                                                                                      RATE         DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------

            Transportation Facilities Revenue (14.2%)
 $  3,000   San Francisco Airports Commission, California, San Francisco Int'l Airport
              Second Ser Refg (MBIA) .....................................................      6.75%      05/01/20    $   3,228,390
    3,000   Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT) (Ambac) ........      6.00       11/15/18        3,151,020
    1,000   Atlanta, Georgia, Airport Ser 1994 B (AMT) (Ambac) ...........................      6.00       01/01/21        1,027,700
    2,000   Hawaii, Airports Third Refg Ser of 1994 (AMT) (Ambac) ........................      5.75       07/01/09        2,086,860
      770   Chicago, Illinois, Midway Airport, 1994 Ser A (AMT) (MBIA) ...................      6.25       01/01/14          804,643
    3,000   Nevada Department of Business & Industry, Las Vegas Monorail, 1st Tier
              Ser 2000 (Ambac) ...........................................................      5.375      01/01/40        2,884,290
    2,000   North Texas Tollway Authority, Dallas North Tollway Ser 1998 (FGIC) ..........      4.75       01/01/29        1,732,420
    3,000   Metropolitan Washington Airports Authority, District of Columbia &
              Virginia, Ser 2001 (AMT) (MBIA)# ...........................................      5.00       10/01/31        2,772,000
 --------                                                                                                              -------------
   17,770                                                                                                                 17,687,323
 --------                                                                                                              -------------
            Water & Sewer Revenue (10.4%)
    1,000   Phoenix Civic Improvement Corporation, Arizona, Jr Lien Wastewater
              Ser 2000 (FGIC) ............................................................      6.25       07/01/17        1,101,970
    4,000   Los Angeles, California, Wastewater Refg Ser 1993 A (MBIA) ...................      5.70       06/01/20        4,072,000
    4,000   Lee County, Florida, Water & Sewer 1999 Ser A (Ambac) ........................      4.75       10/01/23        3,625,560
    1,375   Kansas Development Finance Authority, Public Water Supply Revolving
              Loan Ser 2000-2 (Ambac) ....................................................      5.50       04/01/21        1,393,081
    1,000   New York City Municipal Water Finance Authority, New York, 1999 Ser A
              (FGIC) .....................................................................      4.75       06/15/31          895,570
    2,000   Toledo, Ohio, Waterworks Impr & Refg Ser 1999 (FGIC) .........................      4.75       11/15/17        1,876,200
 --------                                                                                                              -------------
   13,375                                                                                                                 12,964,381
 --------                                                                                                              -------------
            Other Revenue (4.8%)
    3,000   Florida Department of Environmental Protection, Preservation 2000
              Ser 1999 A (FGIC) ..........................................................      5.25       07/01/13        3,096,750
    3,000   Philadelphia, Pennsylvania, Gas Works Second Ser 1998 (FSA) ..................      5.00       07/01/23        2,830,950
 --------                                                                                                              -------------
    6,000                                                                                                                  5,927,700
 --------                                                                                                              -------------
            Refunded (12.2%)
    5,000   Regional Transportation Authority, Illinois, Ser 1994 A (Ambac) ..............      6.25       06/01/04+       5,460,800
    5,000   Indianapolis, Indiana, Gas Utility Refg Ser 1994 A (Ambac) ...................      5.875      06/01/04+       5,406,600
    2,000   Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993 (MBIA)
              (ETM) ......................................................................      5.375      01/01/25        2,030,780
    2,000   Wisconsin Health & Educational Facilities Authority, Marquette University
              Ser 1994 (FGIC) ............................................................      6.45       12/01/04        2,201,300
 --------                                                                                                              -------------
   14,000                                                                                                                 15,099,480
 --------                                                                                                              -------------
  117,095   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $112,475,060)..................................................       119,226,128
 --------                                                                                                              -------------


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                 COUPON      MATURITY
 THOUSANDS                                                                                  RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.2%)
 $  1,200   Idaho Health Facilities Authority, St Lukes Regional Medical Center
              Ser 2000 (FSA) (Demand 05/01/01) ........................................ 4.35*%         07/01/30    $  1,200,000
    1,500   Lincoln County, Wyoming, Exxon Corp Ser 1984 C (Demand 05/01/01) .......... 4.30*          11/01/14       1,500,000
 --------                                                                                                          ------------
    2,700   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $2,700,000) ...............................       2,700,000
 --------                                                                                                          ------------
 $119,795   TOTAL INVESTMENTS (Cost $115,175,060) (a) ............................................         98.2%    121,926,128
 ========
            OTHER ASSETS IN EXCESS OF LIABILITIES ................................................          1.8       2,209,448
                                                                                                          -----    ------------
            NET ASSETS ...........................................................................        100.0%   $124,135,576
                                                                                                          -----    ============

---------------
AMT    Alternative Minimum Tax.
ETM    Escrowed to maturity.
 #     Joint exemption in District of Columbia and Virginia.
 +     Prerefunded to maturity.
 *     Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,075,010 and the aggregate gross unrealized depreciation is $323,942, resulting in net unrealized appreciation of $6,751,068.

Bond Insurance:
---------------

Ambac          Ambac Assurance Corporation.

Connie Lee     Connie Lee Insurance Company - a wholly owned subsidiary of Ambac
               Assurance Corporation.
FGIC           Financial Guaranty Insurance Company.
FSA            Financial Security Assurance Inc.
MBIA           Municipal Bond Investors Assurance Corporation.

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets

Alabama .......................    2.5%    Illinois ......................    5.0%    Rhode Island ..................      1.6%
Alaska ........................    3.4     Indiana .......................    4.4     South Carolina ................      3.2
Arizona .......................    0.9     Kansas ........................    4.1     Texas .........................      4.7
California ....................    9.8     Massachusetts .................    2.4     Utah ..........................      3.2
Colorado ......................    2.5     Michigan ......................    1.7     Virginia ......................      6.2
District of Columbia ..........    3.8     Nevada ........................    6.6     Washington ....................      2.6
Florida .......................    7.9     New Hampshire .................    2.5     Wisconsin .....................      1.8
Georgia .......................    3.3     New York ......................    2.3     Wyoming .......................      1.2
Hawaii ........................    6.4     Ohio ..........................    3.1     Joint exemptions* .............     (2.2)
Idaho .........................    1.0     Pennsylvania ..................    2.3                                       ------
                                                                                      Total .........................     98.2%
                                                                                                                        ======

---------------
*  Joint exemptions have been included in each geographic location.


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (unaudited)

ASSETS:
Investments in securities, at value
   (cost $115,175,060) ..........................   $121,926,128
Cash ............................................         55,367
Interest receivable .............................      2,307,656
Prepaid expenses ................................         16,731
                                                    ------------
     TOTAL ASSETS ...............................    124,305,882
                                                    ------------
LIABILITIES:
Payable for:
     Common shares of beneficial interest
        repurchased .............................         65,489
     Investment management fee ..................         37,315
Accrued expenses ................................         67,502
                                                    ------------
     TOTAL LIABILITIES ..........................        170,306
                                                    ------------
     NET ASSETS .................................   $124,135,576
                                                    ============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest
   (1,000,000 shares authorized of
   non-participating $.01 par value, none
   issued) ......................................       --
                                                    ------------
Common shares of beneficial interest
   (unlimited shares authorized of $.01 par
   value, 8,061,215 shares outstanding) .........   $115,723,396
Net unrealized appreciation .....................      6,751,068
Accumulated undistributed net investment
   income .......................................        622,057
Accumulated undistributed net realized gain .....      1,039,055
                                                    ------------
     TOTAL NET ASSETS ...........................   $124,135,576
                                                    ============
NET ASSET VALUE PER COMMON SHARE
   ($124,135,576 divided by 8,061,215
     common shares outstanding) .................         $15.40
                                                          ======


STATEMENT OF OPERATIONS
For the six months ended April 30, 2001 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ...............................    $3,479,139
                                                   ----------
EXPENSES
Investment management fee .....................       218,493
Transfer agent fees and expenses ..............        23,032
Professional fees .............................        21,949
Trustees' fees and expenses ...................        11,050
Shareholder reports and notices ...............        10,898
Registration fees .............................        10,137
Custodian fees ................................         4,541
Other .........................................         4,255
                                                   ----------
     TOTAL EXPENSES ...........................       304,355

Less: expense offset ..........................        (4,538)
                                                   ----------
     NET EXPENSES .............................       299,817
                                                   ----------
     NET INVESTMENT INCOME ....................     3,179,322
                                                   ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .............................     1,039,060
Net change in unrealized appreciation .........       852,274
                                                   ----------
     NET GAIN .................................     1,891,334
                                                   ----------
NET INCREASE ..................................    $5,070,656
                                                   ==========

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                         FOR THE SIX        FOR THE YEAR
                                                        MONTHS ENDED           ENDED
                                                       APRIL 30, 2001     OCTOBER 31, 2000
------------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income .............................    $  3,179,322        $  6,555,608
Net realized gain .................................       1,039,060             223,697
Net change in unrealized appreciation .............         852,274           3,635,800
                                                       ------------        ------------
   NET INCREASE ...................................       5,070,656          10,415,105
                                                       ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREHOLDERS FROM:
Net investment income .............................      (3,166,495)         (6,616,800)
Net realized gain .................................         (92,835)             --
                                                       ------------        ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..............      (3,259,330)         (6,616,800)
                                                       ------------        ------------
Decrease from transactions in common shares of
  beneficial interest .............................      (1,557,898)         (6,197,143)
                                                       ------------        ------------
   NET INCREASE (DECREASE) ........................         253,428          (2,398,838)

NET ASSETS:
Beginning of period ...............................     123,882,148         126,280,986
                                                       ------------        ------------
   END OF PERIOD
   (Included undistributed net investment income of
   $622,057 and $609,230, respectively) ...........    $124,135,576        $123,882,148
                                                       ============        ============

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Insured Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on October 14, 1993 and commenced operations on February 28, 1994.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued


which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2001 aggregated $12,842,600, and $15,950,673, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2001, the Trust had transfer agent fees and expenses payable of approximately $1,600.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,277. At April 30, 2001, the Trust had an accrued pension liability of $32,628 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The preferred shares have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued


The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                                               CAPITAL
                                                                                                               PAID IN
                                                                                                              EXCESS OF
                                                                                 SHARES       PAR VALUE       PAR VALUE
                                                                             -------------   -----------   ---------------
Balance, October 31, 1999 ................................................     8,650,213      $ 86,502      $123,391,935
Treasury shares purchased and retired (weighted average discount 11.92%)*       (478,998)       (4,790)       (6,192,353)
                                                                               ---------      --------      ------------
Balance, October 31, 2000 ................................................     8,171,215        81,712       117,199,582
Treasury shares purchased and retired (weighted average discount 8.43%)* .      (110,000)       (1,100)       (1,556,798)
                                                                               ---------      --------      ------------
Balance, April 30, 2001 ..................................................     8,061,215      $ 80,612      $115,642,784
                                                                               =========      ========      ============

---------------
*  The Trustees have voted to retire the shares purchased.

6. DIVIDENDS TO COMMON SHAREHOLDERS

On March 27, 2001, the Trust declared the following dividends from net investment income:


    AMOUNT
  PER SHARE        RECORD DATE       PAYABLE DATE
-------------   ----------------   ---------------
    $0.065         May 4, 2001        May 18, 2001
    $0.065        June 8, 2001       June 22, 2001

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2001, the Trust did not hold positions in residual interest bonds.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:


                                                         FOR THE SIX                     FOR THE YEAR ENDED OCTOBER 31,*
                                                         MONTHS ENDED     ------------------------------------------------------
                                                        APRIL 30, 2001*    2000       1999         1998       1997        1996
--------------------------------------------------------------------------------------------------------------------------------
                                                         (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..................    $15.16         $ 14.60   $ 16.09       $ 15.54    $ 15.08     $ 14.91
                                                           ------         -------   -------       -------    -------     -------
Income (loss) from investment operations:
 Net investment income ................................      0.39            0.78      0.78          0.80       0.80        0.80
 Net realized and unrealized gain (loss) ..............      0.23            0.47     (1.33)         0.55       0.43        0.11
                                                           ------         -------   -------       -------    -------     -------
Total income (loss) from investment operations ........      0.62            1.25     (0.55)         1.35       1.23        0.91
                                                           ------         -------   -------       -------    -------     -------
Less dividends and distributions from:
 Net investment income ................................     (0.39)          (0.79)    (0.78)        (0.81)     (0.81)      (0.81)
 Net realized gain ....................................     (0.01)            --      (0.19)          --          -          --
                                                           ------         -------   -------       -------    -------     -------
Total dividends and distributions .....................     (0.40)          (0.79)    (0.97)        (0.81)     (0.81)      (0.81)
                                                           ------         -------   -------       -------    -------     -------
Anti-dilutive effect of acquiring treasury shares .....      0.02            0.10      0.03          0.01       0.04        0.07
                                                           ------         -------   -------       -------    -------     -------
Net asset value, end of period ........................    $15.40         $ 15.16   $ 14.60       $ 16.09    $ 15.54     $ 15.08
                                                           ======         =======   =======       =======    =======     =======
Market value, end of period ...........................    $14.45         $13.563   $12.625       $15.125    $14.375     $13.125
                                                           ======         =======   =======       =======    =======     =======
TOTAL RETURN+ .........................................      9.59%(1)       14.10%   (10.80)%       11.08%     16.12%      10.52%

RATIOS TO AVERAGE NET ASSETS:
Total expenses ........................................      0.49%(2)(3)     0.48%     0.49%(3)      0.47%      0.47%       0.49%(3)
Net investment income .................................      5.09%(2)        5.28%     5.04%         5.02%      5.27%       5.32%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...............  $124,136        $123,882  $126,281      $142,133   $138,941    $138,241
Portfolio turnover rate ...............................        11%(1)           7%       17%            7%      --             1%



-------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%



                       See Notes to Financial Statements

TRUSTEES
------------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
------------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
------------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
------------------------------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
------------------------------------------------------
Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.


MORGAN STANLEY
DEAN WITTER
INSURED
MUNICIPAL
SECURITIES



SEMIANNUAL REPORT
APRIL 30, 2001